Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2024 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Secured term loan facilities and revolving credit facilities	$ (100,000)
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Secured term loan facilities and revolving credit facilities	(760,559)	$ (810,497)
Fair Value Asset (Liability) - Secured term loan facilities and revolving credit facilities	(760,559)	(810,497)
Level 2 | 2020 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Bonds	0	(91,000)
Fair Value Asset (Liability) - Bonds	0	(91,455)
Level 2 | 2024 Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Bonds	(100,000)	0
Fair Value Asset (Liability) - Bonds	$ (100,625)	$ 0